LEASES - Lease Term and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term (years)	7 years 9 months 18 days	8 years 6 months
Weighted-average discount rate	3.78%	3.55%